Segment Reporting (Tables)	6 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Segment Information	The following table presents the segment information for the six months ended September 30, 2024 and 2023, respectively:
	For the Six Months Ended September 30, 2024
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$6,942,549	$4,117,979	$86,942,937	$98,003,465
Merchandise costs	$4,901,590	$2,986,434	$77,969,997	$85,858,021
Interest expenses, net	$(58,360)	$(34,617)	$(730,859)	$(823,836)
Income tax benefit	$(39,144)	$(23,218)	$(490,208)	$(552,570)
Net income	$94,658	$56,147	$1,185,424	$1,336,229
Depreciation and amortization	$29,006	$17,205	$363,250	$409,461
Capital expenditures	$678,267	$-	$-	$678,267
	For the Six Months Ended September 30, 2023
	Directly- Operated Physical Stores	Online Stores and Services	Franchise Stores and Wholesale Customers	Total
Revenue	$11,618,183	$6,004,400	$56,541,566	$74,164,149
Merchandise costs	$9,921,992	$4,929,614	$49,854,993	$64,706,599
Interest expenses, net	$(156,028)	$(80,637)	$(759,332)	$(995,997)
Income tax benefit	$(55,837)	$(28,857)	$(271,741)	$(356,435)
Net income	$306,160	$158,226	$1,489,969	$1,954,355
Depreciation and amortization	$82,556	$42,666	$401,772	$526,994
Capital expenditures	$193,623	$3,136	$1,066	$197,825

Schedule of Assets and Liabilities
	September 30, 2024	March 31, 2024
Total assets:
Directly-Operated Physical Stores	$11,197,330	$10,732,784
Online Stores and Services	11,015,371	4,323,971
Franchise Stores and Wholesale Customers	136,523,234	126,940,404
Total assets	$158,735,935	$141,997,159

Total liabilities:
Directly-Operated Physical Stores	$10,521,463	$12,841,698
Online Stores and Services	11,816,849	5,853,185
Franchise Stores and Wholesale Customers	97,142,336	87,259,492
Total liabilities	$119,480,648	$105,954,375